Financial Instruments and Fair Value Disclosures, Derivative Contracts Measured on Recurring Basis (Details) - Recurring Measurements [Member] - Level 2 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value [Member]
Derivatives Assets [Abstract]
Derivatives assets	$ 1,256,432	$ 1,107,832
Derivatives Liabilities [Abstract]
Derivatives liabilities	185,327	1,389,542
Fair Value [Member] | Hedge Accounting [Member]
Derivatives Assets [Abstract]
Derivatives assets		0
Derivatives Liabilities [Abstract]
Derivatives liabilities		245,602
Fair Value [Member] | Hedge Accounting [Member] | Foreign Exchange Forwards & Options [Member]
Derivatives Assets [Abstract]
Derivatives assets	235,260
Derivatives Liabilities [Abstract]
Derivatives liabilities	0
Fair Value [Member] | Economic Hedging [Member]
Derivatives Assets [Abstract]
Derivatives assets		1,107,832
Derivatives Liabilities [Abstract]
Derivatives liabilities		1,143,940
Fair Value [Member] | Economic Hedging [Member] | Foreign Exchange Forwards & Options [Member]
Derivatives Assets [Abstract]
Derivatives assets	310,370
Derivatives Liabilities [Abstract]
Derivatives liabilities	185,327
Fair Value [Member] | Economic Hedging [Member] | Interest Rate Swaps [Member]
Derivatives Assets [Abstract]
Derivatives assets	710,802
Derivatives Liabilities [Abstract]
Derivatives liabilities	0
Nominal Value [Member]
Derivatives Assets [Abstract]
Derivatives assets	37,177,340	23,106,020
Derivatives Liabilities [Abstract]
Derivatives liabilities	5,264,389	32,191,757
Nominal Value [Member] | Hedge Accounting [Member]
Derivatives Assets [Abstract]
Derivatives assets		0
Derivatives Liabilities [Abstract]
Derivatives liabilities		5,213,093
Nominal Value [Member] | Hedge Accounting [Member] | Foreign Exchange Forwards & Options [Member]
Derivatives Assets [Abstract]
Derivatives assets	8,214,496
Derivatives Liabilities [Abstract]
Derivatives liabilities	0
Nominal Value [Member] | Economic Hedging [Member]
Derivatives Assets [Abstract]
Derivatives assets		23,106,020
Derivatives Liabilities [Abstract]
Derivatives liabilities		$ 26,978,664
Nominal Value [Member] | Economic Hedging [Member] | Foreign Exchange Forwards & Options [Member]
Derivatives Assets [Abstract]
Derivatives assets	16,815,826
Derivatives Liabilities [Abstract]
Derivatives liabilities	5,264,389
Nominal Value [Member] | Economic Hedging [Member] | Interest Rate Swaps [Member]
Derivatives Assets [Abstract]
Derivatives assets	12,147,018
Derivatives Liabilities [Abstract]
Derivatives liabilities	$ 0